Provision for Rehabilitation Costs (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Provision for Rehabilitation Costs [Line Items]
Estimated average rate	2.30%	2.30%
Percentage of provision for rehabilitation costs	4.17%	4.17%
Gross rehabilitation costs	$ 7.1	$ 8.1
Redwing Mine [Member]
Provision for Rehabilitation Costs [Line Items]
Gross closure costs	$ 11.5
Adjusted inflation rate	3.02%
Mazowe Mine [Member]
Provision for Rehabilitation Costs [Line Items]
Gross closure costs		$ 8.3
Adjusted inflation rate		2.30%